Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
Note 8. Related Party Transactions
The Doctors Laboratory
The Company leases office space for its U.K. headquarters in London from The Doctors Laboratory (“TDL”) and has incurred expenses of less than $0.1 million plus VAT during each of the three and six months ended June 30, 2024 and 2023. David Byrne, a former non-employee
director of the Company, is the Chief Executive Officer of TDL and Dr. Prudo is the
non-Executive
Chairman of the Board of Directors of TDL.

The Company received certain laboratory testing services for its clinical trials provided by TDL, including certain administrative services, and incurred expenses of less than $0.1 million during each of the three and six months ended June 30, 2024 and 2023.
The Company recorded payable balances owed to TDL of less than $0.1 million as of June 30, 2024 and December 31, 2023.
Interim CEO Agreement
On May 31, 2024, the Company and Dr. Patel entered into an Interim Chief Executive Officer Agreement, effective as of May 1, 2024 (the “Interim CEO Agreement”). Pursuant to the Interim CEO Agreement, Dr. Patel serves as the Company’s Interim President and Chief Executive Officer as an independent contractor on an at-will
basis. The Interim CEO Agreement can be terminated by the Company immediately for any reason. As the sole compensation for services provided under the Interim CEO Agreement, Dr. Patel is paid $50,000 per month in the form of fully vested ordinary shares.
During the three and six months ended June 30, 2024, the Company granted 91,396,000 fully vested ordinary shares to Dr. Patel and recognized approximately $0.1 million in compensation costs pursuant to the Interim CEO Agreement. As of June 30, 2024, the 91,396,000 ordinary shares granted to Dr. Patel, which have been included in the condensed consolidated statement of shareholders’ (deficit) equity, were pending issuance.

Note 7. Related Party Transactions
The Doctors Laboratory
The Company leases office space for its U.K. headquarters in London from
The Doctors Laboratory (“TDL”) and has incurred expenses of approximately $0.1 million plus VAT during each of the years ended December 31, 2023 and 2022, respectively. David Byrne, a former non-employee
director of the Company, is the Chief Executive Officer of TDL and Dr. Ray Prudo, the Company’s Chairman, is the
non-Executive
Chairman of the Board of Directors of TDL.
The Company received certain laboratory testing services for its clinical trials provided by TDL, including certain administrative services, and incurred expenses of approximately $0.1 million during each of the years ended December 31, 2023 and 2022.
The Company recorded payable balances owed to TDL of less than $0.1 million as of December 31, 2023 and 2022.
Other
A
non-employee
director of the Company began providing business development consulting services in January 2018. The consulting agreement was terminated in November 2022. The Company incurred less than $0.1 million in expenses during the year ended December 31, 2022. No such expenses were incurred during the year ended December 31, 2023.